Net Income Attributable to Non-controlling Interests - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [Line Items]
Profit (loss), attributable to non-controlling interests	[1]	€ 121	€ 91	€ 101	[2]
BMS [Member]
Disclosure of noncontrolling interests [Line Items]
Profit (loss), attributable to non-controlling interests		84	86	94
Other investments [Member]
Disclosure of noncontrolling interests [Line Items]
Profit (loss), attributable to non-controlling interests		€ 37	€ 5	€ 7

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).